UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Eos Partners, L.P.
           --------------------------------------------------
Address:   320 Park Avenue
           --------------------------------------------------
           New York, New York 10022
           --------------------------------------------------



Form 13F File Number:  28-04019
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian D. Young
           ----------------------------------------------------
Title:     Manager of Eos General, L.L.C., its General Partner
           ----------------------------------------------------
Phone:     (212) 832-5800
           ----------------------------------------------------

Signature, Place, and Date of Signing:

  /s/ Brian D. Young             New York, New York       November 8, 2010
----------------------------   ------------------------  --------------------
       [Signature]                  [City, State]            [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                        0
                                               -------------

Form 13F Information Table Entry Total:                  86
                                               -------------

Form 13F Information Table Value Total:             $337,443
                                               -------------
                                                 (thousands)


List of Other Included Managers:

NONE



            COLUMN 1              COLUMN 2       COLUMN 3  COLUMN 4         COLUMN 5    COLUMN 6   COLUMN 7         COLUMN 8

                                                           VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
         NAME OF ISSUER        TITLE OF CLASS    CUSIP    (X$1000)  PRN AMT   PRN CALL DISCRETION  MANAGER     SOLE     SHARED  NONE
ADDUS HOMECARE CORP                  COM        006739106  15,971  4,023,000  SH         SOLE                4,023,000
AIRCASTLE LTD                        COM        G0129K104     437     51,500  SH         SOLE                   51,500
AMERICAN REPROGRAPHICS CO            COM        029263100     621     79,100  SH         SOLE                   79,100
AMR CORP                             COM        001765106     209     33,300  SH         SOLE                   33,300
APPLE INC                            COM        037833100   9,080     32,000  SH         SOLE                   32,000
ARBITRON INC                         COM        03875Q108     706     25,251  SH         SOLE                   25,251
BANK OF AMERICA CORPORATION          COM        060505104   1,179     90,000  SH         SOLE                   90,000
BARCLAYS PLC                         ADR        06738E204     283     15,000  SH         SOLE                   15,000
BERKSHIRE HATHAWAY INC DEL         CL B NEW     084670702   2,749     33,250  SH         SOLE                   33,250
BLOCK H & R INC                      COM        093671105   2,075    160,200  SH   PUT   SOLE                  160,200
BUCYRUS INTL INC NEW                 COM        118759109   1,387     20,000  SH   PUT   SOLE                   20,000
BUNGE LIMITED                        COM        G16962105   8,253    139,500  SH   PUT   SOLE                  139,500
CABLEVISION SYS CORP            CL A NY CABLVS  12686C109   7,137    272,500  SH         SOLE                  272,500
CATERPILLAR INC DEL                  COM        149123101   1,967     25,000  SH   PUT   SOLE                   25,000
CHARTER COMMUNICATIONS INC D       CL A NEW     16117M305   1,625     50,000  SH         SOLE                   50,000
CISCO SYS INC                        COM        17275R102   3,997    182,500  SH         SOLE                  182,500
CLEAN HARBORS INC                    COM        184496107   1,457     21,500  SH   PUT   SOLE                   21,500
CLEVELAND BIOLABS INC                COM        185860103   3,058    592,700  SH         SOLE                  592,700
CLEVELAND BIOLABS INC                COM        185860103   1,164    225,600  SH  CALL   SOLE                  225,600
COCA COLA ENTERPRISES INC            COM        191219104   1,806     85,000  SH         SOLE                   85,000
COMCAST CORP NEW                   CL A SPL     20030N200     689     40,530  SH         SOLE                   40,530
COMMUNITY HEALTH SYS INC NEW         COM        203668108   1,394     45,000  SH         SOLE                   45,000
CONSOL ENERGY INC                    COM        20854P109   1,567     42,400  SH         SOLE                   42,400
DIREXION SHS ETF TR            DLY SMCAP BEAR3X 25459W326     779     30,000  SH   PUT   SOLE                   30,000
DISCOVERY COMMUNICATNS NEW        COM SER C     25470F302  10,884    285,000  SH         SOLE                  285,000
DJSP ENTERPRISES INCORPORATE         SHS        G7982P104     269     76,514  SH         SOLE                   76,514
EAGLE MATERIALS INC                  COM        26969P108     240     10,130  SH         SOLE                   10,130
EMCOR GROUP INC                      COM        29084Q100     307     12,500  SH         SOLE                   12,500
ENTERCOM COMMUNICATIONS CORP         CL A       293639100   1,230    156,528  SH         SOLE                  156,528
EXPRESS SCRIPTS INC                  COM        302182100   5,357    109,999  SH         SOLE                  109,999
EXXON MOBIL CORP                     COM        30231G102     943     15,260  SH         SOLE                   15,260
FEDEX CORP                           COM        31428X106   6,413     75,000  SH  CALL   SOLE                   75,000
FRANKLIN RES INC                     COM        354613101   1,069     10,000  SH         SOLE                   10,000
FTI CONSULTING INC                   COM        302941109     520     15,000  SH         SOLE                   15,000
GENERAL ELECTRIC CO                  COM        369604103     813     50,000  SH         SOLE                   50,000
GENZYME CORP                         COM        372917104   4,601     65,000  SH  CALL   SOLE                   65,000
GLOBE SPECIALTY METALS INC           COM        37954N206   1,544    110,000  SH         SOLE                  110,000
GOLDMAN SACHS GROUP INC              COM        38141G104   6,506     45,000  SH  CALL   SOLE                   45,000
GOOGLE INC                           CL A       38259P508   1,078      2,050  SH         SOLE                    2,050
GRACE W R & CO DEL NEW               COM        38388F108     279     10,000  SH         SOLE                   10,000
GREEN MTN COFFEE ROASTERS IN         COM        393122106   1,560     50,000  SH   PUT   SOLE                   50,000
GREEN MTN COFFEE ROASTERS IN         COM        393122106   1,560     50,000  SH  CALL   SOLE                   50,000
HASBRO INC                           COM        418056107   4,963    111,500  SH         SOLE                  111,500
HAYNES INTERNATIONAL INC           COM NEW      420877201     437     12,500  SH         SOLE                   12,500
HURON CONSULTING GROUP INC           COM        447462102   2,639    120,000  SH         SOLE                  120,000
JACOBS ENGR GROUP INC DEL            COM        469814107     581     15,000  SH         SOLE                   15,000
JOHNSON & JOHNSON                    COM        478160104   1,580     25,500  SH         SOLE                   25,500
JPMORGAN CHASE & CO                  COM        46625H100     990     26,000  SH         SOLE                   26,000
KORN FERRY INTL                    COM NEW      500643200     331     20,000  SH         SOLE                   20,000
LEGGETT & PLATT INC                  COM        524660107     455     20,000  SH         SOLE                   20,000
LIBERTY GLOBAL INC                COM SER A     530555101   3,753    121,800  SH         SOLE                  121,800
LIBERTY MEDIA CORP NEW          LIB STAR COM A  53071M708  10,573    162,838  SH         SOLE                  162,838
LIFE TECHNOLOGIES CORP               COM        53217V109   6,065    129,905  SH         SOLE                  129,905
LORAL SPACE & COMMUNICATNS I         COM        543881106   3,567     68,332  SH         SOLE                   68,332
MAIDEN HOLDINGS LTD                  SHS        G5753U112     521     68,401  SH         SOLE                   68,401
MCDERMOTT INTL INC                   COM        580037109     961     65,000  SH         SOLE                   65,000
MEDIACOM COMMUNICATIONS CORP         CL A       58446K105   4,317    651,202  SH         SOLE                  651,202
MILLER HERMAN INC                    COM        600544100     646     32,800  SH         SOLE                   32,800
MORGAN STANLEY                     COM NEW      617446448     370     15,000  SH         SOLE                   15,000
MYLAN INC                            COM        628530107   1,505     80,000  SH         SOLE                   80,000
NUCOR CORP                           COM        670346105     573     15,000  SH         SOLE                   15,000
PACTIV CORP                          COM        695257105   6,596    200,000  SH         SOLE                  200,000
PFIZER INC                           COM        717081103     515     30,000  SH  CALL   SOLE                   30,000
PHARMERICA CORP                      COM        71714F104     762     80,000  SH         SOLE                   80,000
PROSHARES TR                   ULTRA FNCLS NEW  74347X633     544     10,000  SH         SOLE                   10,000
QLT INC                              COM        746927102     554     88,000  SH         SOLE                   88,000
RESOURCES CONNECTION INC             COM        76122Q105     484     35,200  SH         SOLE                   35,200
ROADRUNNER TRNSN SVCS HLDG I         COM        76973Q105  36,350  3,353,361  SH         SOLE                3,353,361
ROBERT HALF INTL INC                 COM        770323103     780     30,000  SH         SOLE                   30,000
SEARS HLDGS CORP                     COM        812350106   1,082     15,000  SH   PUT   SOLE                   15,000
SFN GROUP INC                        COM        784153108   1,417    235,814  SH         SOLE                  235,814
SPDR S&P 500 ETF TR                TR UNIT      78462F103  89,272    782,200  SH   PUT   SOLE                  782,200
SPECTRANETICS CORP                   COM        84760C107     271     50,000  SH         SOLE                   50,000
STRAYER ED INC                       COM        863236105   1,047      6,000  SH         SOLE                    6,000
TEVA PHARMACEUTICAL INDS LTD         ADR        881624209   6,066    115,000  SH         SOLE                  115,000
TIME WARNER CABLE INC                COM        88732J207   9,718    180,000  SH         SOLE                  180,000
TIME WARNER CABLE INC                COM        88732J207   1,863     34,500  SH  CALL   SOLE                   34,500
TRANSATLANTIC PETROLEUM LTD          SHS        G89982105   1,184    400,000  SH         SOLE                  400,000
UNITED STATES OIL FUND LP           UNITS       91232N108   3,136     90,000  SH  CALL   SOLE                   90,000
VIACOM INC NEW                       CL B       92553P201   1,629     45,000  SH         SOLE                   45,000
VIEWPOINT FINL GROUP INC MD          COM        92672A101     661     71,500  SH         SOLE                   71,500
VIMPELCOM LTD                   SPONSORED ADR   92719A106   2,557    172,200  SH         SOLE                  172,200
VIRGIN MEDIA INC                     COM        92769L101   7,379    320,000  SH         SOLE                  320,000
VISA INC                           COM CL A     92826C839   1,114     15,000  SH         SOLE                   15,000
VMWARE INC                         CL A COM     928563402     849     10,000  SH   PUT   SOLE                   10,000
WABASH NATL CORP                     COM        929566107   2,023    250,000  SH         SOLE                  250,000
